Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 29,966	$ 20,991
Commercial paper	42,138	13,834
Covered bonds	29,076	23,495
Unencumbered liquid assets	$ 335,299	$ 317,251